Condensed Financial Information of the Parent Company Only - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from bank subsidiaries	$ 23,668	$ 15,675
Total assets	1,825,185	1,875,350
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Stockholders’ equity	149,547	136,085	$ 127,411	$ 148,956
Total liabilities and stockholders’ equity	1,825,185	1,875,350
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	15,273	6,807
Investment in bank-issued trust preferred securities	1,249	1,169
Investment in subsidiaries	173,916	175,273
Other assets	13,797	6,187
Total assets	204,235	189,436
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Deferred tax liability	1,981	735
Accrued interest payable and other liabilities	3,221	3,130
Stockholders’ equity	149,547	136,085
Total liabilities and stockholders’ equity	$ 204,235	$ 189,436